NATIONAL ASSET MANAGEMENT CORE EQUITY FUND,
                       a series of Advisors Series Trust

                       Supplement and Shareholder Notice
                               dated July 5, 2001
                      to Prospectus dated August 28, 2000


Effective August 1, 2001, ICA Fund Services Corp. will take over the transfer agency role for your account(s) with the Fund. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

Payments by wire transfer should continue to be forwarded to the address noted in the Fund's Prospectus, which is:

Firstar Bank, N.A.
ABA #0420-001-3
DDA #821-601-689
Attn: National Asset Management Core Equity Fund
Account name (shareholder name)
Shareholder account number

Effective August 1, 2001, the Fund's Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite 261-E
Phoenix, AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229. Please use this telephone number for any questions you have on or after August 1, 2001.

Thank you for your continued interest in the Fund.

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                  THE AVATAR ADVANTAGE EQUITY ALLOCATION FUND
                       THE AVATAR ADVANTAGE BALANCED FUND
                        series of Advisors Series Trust

                       Supplement and Shareholder Notice
                               dated July 5, 2001
                       to Prospectus dated April 30, 2001


Effective August 1, 2001, ICA Fund Services Corp. will take over the transfer agency role for your account(s) with the Funds. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

Payments by wire transfer should continue to be forwarded to the address noted in the Funds' Prospectus, which is:

Firstar Bank, N.A. Cinti/Trust
ABA #0420-001-3
for credit to [Avatar Fund or your choice]
DDA #488840232
for further credit to [your name
 and account number]

Effective August 1, 2001, the Funds' Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite 261-E
Phoenix, AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229. Please use this telephone number for any questions you have on or after August 1, 2001.

Thank you for your continued interest in the Funds.

                              HOWARD EQUITY FUND,
                       a series of Advisors Series Trust

                       Supplement and Shareholder Notice
                               dated July 5, 2001
                       to Prospectus dated March 30, 2001


Effective August 1, 2001, ICA Fund Services Corp. will take over the transfer agency role for your account(s) with the Fund. Fund operations will not be affected in any way. However, all correspondence, purchases by check and written redemption requests should be mailed to the address noted below.

Payments by wire transfer should continue to be forwarded to the address noted in the Fund's Prospectus, which is:

Firstar Bank, N.A. Cinti/Trust
ABA #0420-001-3
For credit to: Howard Equity Fund
DDA #488922584
For further credit to [your name and account number]

Effective August 1, 2001, the Fund's Transfer Agent is:

ICA Fund Services Corp.
4455 East Camelback Road
Suite 261-E
Phoenix, AZ 85018

The Transfer Agent's toll-free telephone number is 1-800-576-8229. Please use this telephone number for any questions you have on or after August 1, 2001.

Thank you for your continued interest in the Fund.